Northern Lights Fund Trust III

Newfound Risk Managed Global Growth Fund

Newfound Risk Managed U.S. Growth Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Newfound Risk Managed Global Growth Fund and Newfound Risk Managed U.S. Growth filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 10, 2020, (SEC Accession 0001580642-20-002922).